NET LOSS PER SHARE - Schedule of Basic and Diluted Net Income (Loss) per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Numerator:
Net income (loss) attributable to Wheels Up Experience Inc. - basic	$ (190,020)	$ (78,641)	$ (96,274)
Net income (loss) attributable to Wheels Up Experience Inc. - diluted	$ (190,020)	$ (78,641)	$ (96,274)
Denominator:
Weighted Average Number of Shares Outstanding, Basic	204,780,896	162,505,231	103,803,383
Weighted Average Number of Shares Outstanding, Diluted	204,780,896	162,505,231	103,803,383
Earnings Per Share, Basic	$ (0.93)	$ (0.48)	$ (0.93)
Earnings Per Share, Diluted	$ (0.93)	$ (0.48)	$ (0.93)
Dividends declared	$ 0	$ 0	$ 0